Investments in Investees (Details 1) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Associates [member]
Disclosure of joint ventures [line items]
Net income (loss)	[1]	₪ 398	₪ 1	₪ 16
Joint ventures [member]
Disclosure of joint ventures [line items]
Loss - ATR (see section c)	[2]			(8)
Net income of other Joint Ventures		36	105	118
Other comprehensive income			1	21
Comprehensive income		₪ 36	₪ 106	₪ 131

[1]	Mainly includes a profit of NIS 402 million from FCR.
[2]	The above includes ATR data until its initial consolidation, as in section c2 below.